Label	Element	Value
AIM TREASURER'S SERIES TRUST (INVESCO TREASURER'S SERIES TRUST) | Invesco Premier U.S. Government Money Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED OCTOBER 2, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Government Money Market Fund
Invesco U.S. Government Money Portfolio
Invesco Premier U.S. Government Money Portfolio
Invesco V.I. Government Money Market Fund
Invesco V.I. U.S. Government Money Portfolio
(each a “Fund” and collectively the “Funds")
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (SAI) of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.
In July 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the rules that govern registered money market funds, such as the Funds. These amendments, among other changes: (i) remove redemption gates and remove the tie between weekly liquid asset minimum thresholds and liquidity fees from Rule 2a-7, effective October 2, 2023; and (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024. As “government money market funds,” the requirements of amended Rule 2a-7 related to liquidity fees do not apply to the Funds, unless, with respect to discretionary liquidity fees, a Fund chooses to rely on the ability to impose such fees in the circumstances described in amended Rule 2a-7. While the Board of Trustees may implement procedures to impose a discretionary liquidity fee upon the sale of Fund shares in the future, the Board has elected to not rely on the ability to impose such fees presently. Shareholders would be notified in advance should the Board in the future choose to rely on the ability to impose discretionary liquidity fees upon the sale of Fund shares in the circumstances described in amended Rule 2a-7.
Therefore, in connection with the foregoing, effective October 2, 2023, all references to (i) redemption gates or suspension of redemptions pursuant to Rule 2a-7 and (ii) the tie between the weekly liquid asset minimum thresholds and liquidity fees are removed from each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco Premier U.S. Government Money Portfolio
AIM TREASURER'S SERIES TRUST (INVESCO TREASURER'S SERIES TRUST) | Invesco Premier U.S. Government Money Portfolio | Money Market Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact the Fund’s operations, performance, yields and operating expenses.